CONVERTIBLE NOTES (Details) - Convertible Senior Notes - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Principle	$ 40,000	$ 40,000
Unamortized issuance costs	(227)	(425)
Net carrying amount	$ 39,773	$ 39,575